UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

100 International Drive, Baltimore, MD, 21202

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: October 31

Date of reporting period: April 30, 2023

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	April 30, 2023

WESTERN ASSET

MACRO OPPORTUNITIES FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Macro Opportunities Fund for the six-month reporting period ended April 30, 2023. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 31, 2023

II	Western Asset Macro Opportunities Fund

Performance review

For the six months ended April 30, 2023, Class A shares of Western Asset Macro Opportunities Fund, excluding sales charges, returned 14.83%. The Fund’s unmanaged benchmarks, the ICE BofA 3-Month U.S. Treasury Bill Indexi returned 2.09% for the same period. The Lipper Alternative Credit Focus Funds Category Averageii returned 5.14% over the same time frame.

Performance Snapshot as of April 30, 2023 (unaudited)
(excluding sales charges)	6 months
Western Asset Macro Opportunities Fund:
Class A	14.83%
Class C	14.30%
Class FI	14.73%
Class I	14.90%
Class IS	14.97%
ICE BofA 3-Month U.S. Treasury Bill Index	2.09%
Lipper Alternative Credit Focus Funds Category Average	5.14%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended April 30, 2023 for Class A, Class C, Class FI, Class I and Class IS shares were 5.25%, 4.69%, 5.31%, 5.68% and 5.77%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class A, Class FI, Class I and Class IS shares would have been 5.20%, 5.20%, 5.66% and 5.74%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated March 1, 2023, the gross total annual fund operating expense ratios for Class A, Class C, Class FI, Class I and Class IS shares were 1.59%, 2.30%, 1.61%, 1.31% and 1.24%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Western Asset Macro Opportunities Fund	III

Performance review (cont’d)

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets will not exceed 1.58% for Class A shares, 2.40% for Class C shares, 1.65% for Class FI shares, 1.35% for Class I shares and 1.25% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 31, 2023

RISKS: Fixed income securities involve interest rate, credit, inflation and reinvestment risks. As interest rates rise, the value of fixed income securities falls. High yield (“junk”) bonds possess greater price volatility, illiquidity, and possibility of default. Asset-backed, mortgage-backed or mortgage related securities are subject to prepayment and extension risks. International investments are subject to special risks, including currency fluctuations, as well as social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. The Fund may use derivatives to a significant extent, which could result in substantial losses and greater volatility in the Fund’s net assets. Potential active and frequent trading may result in higher transaction costs and increased investor liability. The use of leverage may increase volatility and the possibility of loss. The manager’s investment style may become out of favor and/or the manager’s selection process

IV	Western Asset Macro Opportunities Fund

may prove incorrect, which may have a negative impact on the Fund’s performance. The Fund is non-diversified, which means it may invest its assets in a larger percentage of its assets in a smaller number of issuers than a diversified fund. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged index that comprises a single U.S. Treasury issue with approximately three months to final maturity, purchased at the beginning of each month and held for one full month.

ii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended April 30, 2023 including the reinvestment of all distributions, including returns of capital, if any, calculated among the 104 funds in the Fund’s Lipper category, and excluding sales charges, if any.

Western Asset Macro Opportunities Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of April 30, 2023 and October 31, 2022 and does not include derivatives, such as written options, futures contracts, forward foreign currency contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

Western Asset Macro Opportunities Fund 2023 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2022 and held for the six months ended April 30, 2023.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	14.83%	$1,000.00	$1,148.30	1.58%	$8.42	Class A	5.00%	$1,000.00	$1,016.96	1.58%	$7.90
Class C	14.30	1,000.00	1,143.00	2.34	12.43	Class C	5.00	1,000.00	1,013.19	2.34	11.68
Class FI	14.73	1,000.00	1,147.30	1.65	8.78	Class FI	5.00	1,000.00	1,016.61	1.65	8.25
Class I	14.90	1,000.00	1,149.00	1.35	7.19	Class I	5.00	1,000.00	1,018.10	1.35	6.76
Class IS	14.97	1,000.00	1,149.70	1.25	6.66	Class IS	5.00	1,000.00	1,018.60	1.25	6.26

2	Western Asset Macro Opportunities Fund 2023 Semi-Annual Report

[1]	For the six months ended April 30, 2023.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Western Asset Macro Opportunities Fund 2023 Semi-Annual Report	3

Schedule of investments (unaudited)

April 30, 2023

Western Asset Macro Opportunities Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 31.9%
Communication Services — 1.4%
Diversified Telecommunication Services — 0.4%
Altice France SA, Senior Secured Notes	5.500%	1/15/28	2,250,000	$1,773,559	(a)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	200,000	149,896	(a)
Total Diversified Telecommunication Services				1,923,455
Media — 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	1,130,000	862,026	(a)
DISH DBS Corp., Senior Notes	5.125%	6/1/29	420,000	194,107
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	240,000	183,770	(a)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	30,000	21,383	(a)
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	190,000	197,072
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	550,000	505,511	(a)
Total Media				1,963,869
Wireless Telecommunication Services — 0.5%
CSC Holdings LLC, Senior Notes	5.750%	1/15/30	2,210,000	1,129,849	(a)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	320,000	230,041	(a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	250,000	305,804
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	410,000	349,842	(a)
Total Wireless Telecommunication Services				2,015,536
Total Communication Services				5,902,860
Consumer Discretionary — 4.8%
Automobiles — 0.7%
Ford Motor Co., Senior Notes	6.100%	8/19/32	1,790,000	1,708,753
Ford Motor Credit Co. LLC, Senior Notes	4.271%	1/9/27	920,000	853,194
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/10/29	200,000	166,148
Total Automobiles				2,728,095

See Notes to Financial Statements.

4	Western Asset Macro Opportunities Fund 2023 Semi-Annual Report

Western Asset Macro Opportunities Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Broadline Retail — 1.2%
Amazon.com Inc., Senior Notes	4.050%	8/22/47	4,500,000	$4,091,914	(b)
Prosus NV, Senior Notes	4.027%	8/3/50	1,290,000	823,467	(a)
Total Broadline Retail				4,915,381
Diversified Consumer Services — 0.1%
Wesleyan University, Senior Notes	4.781%	7/1/2116	390,000	341,592
Hotels, Restaurants & Leisure — 2.8%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.875%	1/15/28	280,000	263,012	(a)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.500%	2/15/29	280,000	252,001	(a)
Carnival Corp., Senior Notes	10.500%	6/1/30	2,030,000	1,928,276	(a)
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	130,000	123,241
Las Vegas Sands Corp., Senior Notes	3.500%	8/18/26	440,000	413,891
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	8/31/26	650,000	596,481	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	2,000,000	1,777,543	(a)
Sands China Ltd., Senior Notes	5.625%	8/8/25	2,580,000	2,533,398
Sands China Ltd., Senior Notes	2.800%	3/8/27	960,000	838,837
Sands China Ltd., Senior Notes	3.350%	3/8/29	630,000	531,095
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	670,000	596,551	(a)
Wynn Macau Ltd., Senior Notes	4.875%	10/1/24	840,000	811,244	(a)
Wynn Macau Ltd., Senior Notes	5.500%	1/15/26	1,320,000	1,223,193	(a)
Total Hotels, Restaurants & Leisure				11,888,763
Total Consumer Discretionary				19,873,831
Energy — 11.5%
Oil, Gas & Consumable Fuels — 11.5%
Apache Corp., Senior Notes	7.750%	12/15/29	190,000	201,279
Apache Corp., Senior Notes	6.000%	1/15/37	410,000	387,868
Apache Corp., Senior Notes	5.250%	2/1/42	1,210,000	1,023,515
Apache Corp., Senior Notes	7.375%	8/15/47	100,000	95,770
Apache Corp., Senior Notes	5.350%	7/1/49	940,000	733,541

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2023 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

April 30, 2023

Western Asset Macro Opportunities Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	780,000	$742,794	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	580,000	582,407	(a)
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	430,000	358,681
Continental Resources Inc., Senior Notes	4.900%	6/1/44	240,000	187,138
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	660,000	696,272	(a)
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	620,000	674,329	(a)
Devon Energy Corp., Senior Notes	7.875%	9/30/31	220,000	257,137
Devon Energy Corp., Senior Notes	7.950%	4/15/32	340,000	399,847
Ecopetrol SA, Senior Notes	5.375%	6/26/26	2,090,000	1,981,544
Ecopetrol SA, Senior Notes	8.875%	1/13/33	10,000	9,703
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	3,450,000	2,648,905	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	2,870,000	2,533,760	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	4,570,000	3,861,650	(c)(d)
Energy Transfer LP, Senior Notes	6.850%	2/15/40	400,000	414,779
EQT Corp., Senior Notes	7.000%	2/1/30	200,000	211,257
Kinder Morgan Energy Partners LP, Senior Notes	6.950%	1/15/38	70,000	79,256
Occidental Petroleum Corp., Senior Notes	6.625%	9/1/30	2,270,000	2,425,472

See Notes to Financial Statements.

6	Western Asset Macro Opportunities Fund 2023 Semi-Annual Report

Western Asset Macro Opportunities Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	980,000	$1,007,482
Occidental Petroleum Corp., Senior Notes	4.500%	7/15/44	180,000	145,838
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	4,260,000	4,551,576
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	1,050,000	846,987
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	4,450,000	3,478,615
Occidental Petroleum Corp., Senior Notes	4.400%	8/15/49	604,000	475,602
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	150,000	150,449
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	1,490,000	1,305,822
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	1,300,000	787,106
Plains All American Pipeline LP, Junior Subordinated Notes (3 mo. USD LIBOR + 4.110%)	8.974%	5/30/23	800,000	712,000	(c)(d)
Plains All American Pipeline LP/PAA Finance Corp., Senior Notes	6.700%	5/15/36	560,000	579,259
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,180,000	1,028,506	(a)
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	1,800,000	1,589,696
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	730,000	697,355
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	2,130,000	1,854,917
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	720,000	608,585
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	890,000	762,330
Western Midstream Operating LP, Senior Notes	5.500%	2/1/50	6,090,000	5,172,073

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2023 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

April 30, 2023

Western Asset Macro Opportunities Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	1,090,000	$1,318,454
YPF SA, Senior Notes	8.500%	7/28/25	610,000	508,791	(a)
Total Energy				48,088,347
Financials — 6.8%
Banks — 4.5%
BAC Capital Trust XIV, Junior Subordinated Notes (3 mo. USD LIBOR + 0.400%)	5.266%	5/15/23	610,000	467,333	(c)(d)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	1,630,000	1,484,931	(a)(c)(d)
Bank of America Corp., Junior Subordinated Notes (5.875% to 3/15/28 then 3 mo. USD LIBOR + 2.931%)	5.875%	3/15/28	2,400,000	2,175,000	(c)(d)
Barclays PLC, Junior Subordinated Notes (7.750% to 9/15/23 then USD 5 year ICE Swap Rate + 4.842%)	7.750%	9/15/23	1,780,000	1,679,466	(c)(d)
BNP Paribas SA, Junior Subordinated Notes (7.000% to 8/16/28 then USD 5 year ICE Swap Rate + 3.980%)	7.000%	8/16/28	200,000	178,980	(a)(c)(d)
BNP Paribas SA, Junior Subordinated Notes (9.250% to 11/17/27 then 5 year Treasury Constant Maturity Rate + 4.969%)	9.250%	11/17/27	200,000	206,180	(a)(c)(d)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. Term SOFR + 4.167%)	5.950%	5/15/25	4,970,000	4,665,675	(c)(d)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. Term SOFR + 3.685%)	6.300%	5/15/24	880,000	833,404	(c)(d)

See Notes to Financial Statements.

8	Western Asset Macro Opportunities Fund 2023 Semi-Annual Report

Western Asset Macro Opportunities Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Banks — continued
Credit Agricole SA, Junior Subordinated Notes (7.500% to 6/23/26 then GBP 5 year Swap Rate + 4.812%)	7.500%	6/23/26	1,680,000	GBP	$1,985,042	(a)(c)(d)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	3,250,000		3,235,053	(a)(c)(d)
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 3/30/25 then USD 5 year ICE Swap Rate + 4.368%)	6.375%	3/30/25	860,000		816,140	(c)(d)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	200,000		194,368	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	210,000		202,344	(a)
Toronto-Dominion Bank, Junior Subordinated Notes (8.125% to 10/31/27 then 5 year Treasury Constant Maturity Rate + 4.075%)	8.125%	10/31/82	210,000		214,416	(d)
Wells Fargo & Co., Junior Subordinated Notes (5.875% to 6/15/25 then 3 mo. USD LIBOR + 3.990%)	5.875%	6/15/25	497,000		487,418	(c)(d)
Total Banks					18,825,750
Capital Markets — 0.5%
Credit Suisse Group AG, Junior Subordinated Notes (5.250% to 8/11/27 then 5 year Treasury Constant Maturity Rate + 4.889%)	5.250%	2/11/27	4,080,000		183,600	*(a)(c)(d)(e)
Credit Suisse Group AG, Junior Subordinated Notes (6.375% to 8/21/26 then 5 year Treasury Constant Maturity Rate + 4.822%)	6.375%	8/21/26	200,000		9,000	*(a)(c)(d)(e)
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	300,000		13,500	*(a)(c)(d)(e)

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2023 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

April 30, 2023

Western Asset Macro Opportunities Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Capital Markets — continued
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	570,000	$25,650	*(a)(c)(d)(e)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 12/11/23 then USD 5 year ICE Swap Rate + 4.598%)	7.500%	12/11/23	1,310,000	58,950	*(a)(c)(d)(e)
Credit Suisse Group AG, Junior Subordinated Notes (9.750% to 12/23/27 then 5 year Treasury Constant Maturity Rate + 6.383%)	9.750%	6/23/27	4,150,000	186,750	*(a)(c)(d)(e)
Credit Suisse Group AG, Senior Notes	4.875%	5/15/45	530,000	452,085
Credit Suisse Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	630,000	557,783	(a)(d)
Credit Suisse Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	470,000	558,910	(a)(d)
Goldman Sachs Capital II, Junior Subordinated Notes (3 mo. USD LIBOR + 0.768%)	5.730%	5/30/23	109,000	83,657	(c)(d)
Total Capital Markets				2,129,885
Financial Services — 0.7%
AerCap Ireland Capital DAC/ AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	170,000	139,351
ILFC E-Capital Trust I Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.550%)	6.548%	12/21/65	740,000	481,000	(a)(d)
Toll Road Investors Partnership II LP	0.000%	2/15/24	520,000	494,337	(a)
Toll Road Investors Partnership II LP	0.000%	2/15/38	200,000	76,677	(a)
Vanguard Group Inc.	3.050%	8/22/50	2,610,000	1,714,514	(f)(g)
Total Financial Services				2,905,879

See Notes to Financial Statements.

10	Western Asset Macro Opportunities Fund 2023 Semi-Annual Report

Western Asset Macro Opportunities Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Insurance — 1.1%
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer Inc., Senior Secured Notes (7.625% Cash or 8.375% PIK)	7.625%	10/15/25	4,950,000	$4,514,036	(a)(h)
Total Financials				28,375,550
Health Care — 4.8%
Health Care Providers & Services — 0.5%
Dignity Health, Secured Notes	5.267%	11/1/64	760,000	725,658
HCA Inc., Senior Notes	7.500%	11/15/95	1,250,000	1,429,931
Total Health Care Providers & Services				2,155,589
Pharmaceuticals — 4.3%
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	6,030,000	2,771,116	(a)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	1,140,000	550,050	(a)
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	5,490,000	2,586,641	(a)
Teva Pharmaceutical Finance Co. LLC, Senior Notes	6.150%	2/1/36	4,146,000	3,801,252
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	2,600,000	2,662,208
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	844,000	763,484
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	6,917,000	4,617,414
Total Pharmaceuticals				17,752,165
Total Health Care				19,907,754
Industrials — 1.8%
Air Freight & Logistics — 0.3%
XPO CNW Inc., Senior Notes	6.700%	5/1/34	1,510,000	1,385,477
Building Products — 0.0%††
Builders FirstSource Inc., Senior Notes	4.250%	2/1/32	50,000	43,867	(a)
Commercial Services & Supplies — 0.1%
California Institute of Technology, Senior Notes	3.650%	9/1/2119	490,000	348,694

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2023 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

April 30, 2023

Western Asset Macro Opportunities Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Passenger Airlines — 1.2%
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Senior Secured Notes	5.750%	1/20/26	50,000	$46,628	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	578,000	577,769	(a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	3,420,000	3,270,287	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	1,220,000	1,105,414	(a)
Total Passenger Airlines				5,000,098
Trading Companies & Distributors — 0.2%
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	110,000	95,440	(a)
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	320,000	309,959
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	310,000	273,136
Total Trading Companies & Distributors				678,535
Total Industrials				7,456,671
Materials — 0.4%
Containers & Packaging — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	890,000	762,160	(a)
Metals & Mining — 0.2%
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	150,000	149,822	(a)
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	780,000	756,198
Total Metals & Mining				906,020
Total Materials				1,668,180
Real Estate — 0.0%††
Health Care REITs — 0.0%††
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	3.875%	6/30/28	240,000	209,879	(a)

See Notes to Financial Statements.

12	Western Asset Macro Opportunities Fund 2023 Semi-Annual Report

Western Asset Macro Opportunities Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Utilities — 0.4%
Electric Utilities — 0.4%
Enel Finance International NV, Senior Notes	6.000%	10/7/39	1,680,000	$1,682,277	(a)
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	8/1/40	200,000	140,257
Total Utilities				1,822,534
Total Corporate Bonds & Notes (Cost — $160,301,382)				133,305,606
Sovereign Bonds — 26.4%
Angola — 0.2%
Angolan Government International Bond, Senior Notes	8.250%	5/9/28	700,000	615,436	(i)
Angolan Government International Bond, Senior Notes	8.750%	4/14/32	400,000	332,544	(a)
Total Angola				947,980
Argentina — 1.6%
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23, 0.750% to 7/9/27 then 1.750%)	0.500%	7/9/30	4,457,393	1,090,799
Argentine Republic Government International Bond, Senior Notes, Step bond (3.875% to 7/9/23 then 4.250%)	3.875%	1/9/38	2,874,178	796,805
Provincia de Buenos Aires, Senior Notes, Step bond (5.250% to 9/1/23, 6.375% to 9/1/24 then 6.625%)	5.250%	9/1/37	5,272,122	1,650,553	(a)
Provincia de Cordoba, Senior Notes	6.875%	12/10/25	450,000	374,766	(i)
Provincia de Cordoba, Senior Notes	6.875%	12/10/25	374,492	311,882	(a)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	2,600,000	1,844,266	(a)
Provincia de Cordoba, Senior Notes (6.875% PIK)	6.875%	2/1/29	1,034,131	665,739	(a)(h)
Total Argentina				6,734,810

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2023 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

April 30, 2023

Western Asset Macro Opportunities Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Australia — 0.9%
Australia Government Bond, Senior Notes	3.000%	3/21/47	6,390,000	AUD	$3,675,625	(i)
Brazil — 1.0%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	13,552,000	BRL	2,577,376
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/31	8,024,000	BRL	1,442,357
Total Brazil					4,019,733
Dominican Republic — 0.2%
Dominican Republic International Bond, Senior Notes	5.875%	1/30/60	1,270,000		974,004	(a)
Egypt — 0.2%
Egypt Government Bond	18.400%	5/30/24	3,500,000	EGP	106,653
Egypt Government International Bond, Senior Notes	5.250%	10/6/25	960,000		663,312	(i)
Total Egypt					769,965
Gabon — 0.4%
Gabon Government International Bond, Senior Notes	7.000%	11/24/31	2,190,000		1,626,294	(a)
Hungary — 1.0%
Hungary Government Bond	1.000%	11/26/25	484,760,000	HUF	1,136,328
Hungary Government Bond	1.500%	4/22/26	1,400,090,000	HUF	3,249,698
Total Hungary					4,386,026
Indonesia — 7.3%
Indonesia Treasury Bond	8.375%	9/15/26	3,507,000,000	IDR	254,404
Indonesia Treasury Bond	8.250%	5/15/29	124,441,000,000	IDR	9,257,155
Indonesia Treasury Bond	6.500%	2/15/31	143,819,000,000	IDR	9,804,299
Indonesia Treasury Bond	7.000%	2/15/33	86,483,000,000	IDR	6,096,934
Indonesia Treasury Bond	8.375%	3/15/34	14,191,000,000	IDR	1,090,782
Indonesia Treasury Bond	8.250%	5/15/36	45,190,000,000	IDR	3,440,570
Indonesia Treasury Bond	8.375%	4/15/39	6,456,000,000	IDR	499,066
Indonesia Treasury Bond	7.375%	5/15/48	576,000,000	IDR	40,764
Total Indonesia					30,483,974
Ivory Coast — 0.9%
Ivory Coast Government International Bond, Senior Notes	4.875%	1/30/32	2,150,000	EUR	1,801,398	(a)

See Notes to Financial Statements.

14	Western Asset Macro Opportunities Fund 2023 Semi-Annual Report

Western Asset Macro Opportunities Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Ivory Coast — continued
Ivory Coast Government International Bond, Senior Notes	5.750%	12/31/32	364,136		$336,829	(i)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	1,420,000		1,204,222	(i)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	650,000		551,229	(a)
Total Ivory Coast					3,893,678
Kenya — 0.3%
Republic of Kenya Government International Bond, Senior Notes	7.250%	2/28/28	1,600,000		1,237,550	(i)
Mexico — 5.2%
Mexican Bonos, Bonds	8.000%	11/7/47	163,030,000	MXN	8,068,033
Mexican Bonos, Senior Notes	7.750%	11/13/42	281,185,400	MXN	13,668,257
Total Mexico					21,736,290
Nigeria — 0.2%
Nigeria Government International Bond, Senior Notes	6.125%	9/28/28	1,080,000		826,308	(i)
Poland — 3.1%
Republic of Poland Government Bond	1.750%	4/25/32	74,310,000	PLN	12,874,496
Russia — 0.3%
Russian Federal Bond — OFZ	8.150%	2/3/27	548,657,000	RUB	343,018	*(e)(g)
Russian Federal Bond — OFZ	7.650%	4/10/30	321,260,000	RUB	200,851	*(e)(g)
Russian Federal Bond — OFZ	7.700%	3/23/33	437,180,000	RUB	273,323	*(e)(g)
Russian Federal Bond — OFZ	7.250%	5/10/34	935,800,000	RUB	585,058	*(e)(g)
Russian Federal Bond — OFZ	7.700%	3/16/39	6,482,000	RUB	4,052	*(e)(g)
Total Russia					1,406,302
South Africa — 2.9%
Republic of South Africa Government Bond, Senior Notes	6.250%	3/31/36	277,150,000	ZAR	9,940,583
Republic of South Africa Government Bond, Senior Notes	6.500%	2/28/41	59,640,000	ZAR	1,994,684
Total South Africa					11,935,267

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2023 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

April 30, 2023

Western Asset Macro Opportunities Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Supranational — 0.6%
European Bank for Reconstruction & Development, Senior Notes	5.000%	10/6/26	38,012,000,000	IDR	$2,509,964
Zambia — 0.1%
Zambia Government International Bond, Senior Notes	8.500%	4/14/24	550,000		262,020	(a)
Total Sovereign Bonds (Cost — $145,693,974)					110,300,286
U.S. Government & Agency Obligations — 12.5%
U.S. Government Obligations — 12.5%
U.S. Treasury Bonds	1.125%	8/15/40	60,000		39,908
U.S. Treasury Bonds	3.000%	5/15/45	972,000		850,310	(j)
U.S. Treasury Bonds	2.875%	8/15/45	10,000		8,554
U.S. Treasury Bonds	4.000%	11/15/52	58,000		61,598
U.S. Treasury Notes	4.000%	2/29/28	23,000,000		23,509,414	(k)
U.S. Treasury Notes	3.625%	3/31/28	17,850,000		17,948,315
U.S. Treasury Notes	3.500%	4/30/28	9,570,000		9,572,991	(l)
U.S. Treasury Notes	4.000%	10/31/29	139,900		143,889	(j)
Total U.S. Government & Agency Obligations (Cost — $51,545,365)					52,134,979
Asset-Backed Securities — 7.6%
Aegis Asset Backed Securities Trust, 2003-3 M2 (1 mo. USD LIBOR + 2.475%)	7.495%	1/25/34	170,494		153,973	(d)
Bayview Financial Mortgage Pass-Through Trust, 2006-C 2A3 (1 mo. USD LIBOR + 0.435%)	5.460%	11/28/36	1,587,001		1,348,750	(d)
BlueMountain CLO Ltd., 2020-29A ER (3 mo. USD LIBOR + 6.860%)	12.115%	7/25/34	4,390,000		3,979,085	(a)(d)
Conseco Finance Corp., 1996-4 M1	7.750%	6/15/27	985,283		978,114	(d)
Dryden CLO Ltd., 2021-95A SUB	0.000%	8/20/34	3,900,000		2,640,512	(a)(d)
Elmwood CLO Ltd., 2019-2A SUB	0.000%	4/20/34	6,600,000		4,681,656	(a)(d)
Hayfin US Ltd., 2021-14A E (3 mo. USD LIBOR + 7.180%)	12.430%	7/20/34	3,500,000		3,071,250	(a)(d)
KeyCorp Student Loan Trust, 2005-A 2C (3 mo. USD LIBOR + 1.300%)	6.434%	12/27/38	3,018,957		2,806,402	(d)

See Notes to Financial Statements.

16	Western Asset Macro Opportunities Fund 2023 Semi-Annual Report

Western Asset Macro Opportunities Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Madison Park Funding Ltd., 2017-26A DR (3 mo. USD LIBOR + 3.000%)	7.802%	7/29/30	5,025,000	$4,765,653	(a)(d)
Popular ABS Mortgage Pass- Through Trust, 2005-2 M2	6.217%	4/25/35	4,283,675	3,193,499
RAMP Trust, 2006-RZ3 M1 (1 mo. USD LIBOR + 0.350%)	5.370%	8/25/36	1,024,115	985,508	(d)
SMB Private Education Loan Trust, 2021-A D2	3.860%	1/15/53	3,340,000	3,074,157	(a)
Total Asset-Backed Securities (Cost — $35,783,715)				31,678,559
Collateralized Mortgage Obligations (m) — 7.1%
AREIT Trust, 2021-CRE5 B (1 mo. USD LIBOR + 1.820%)	6.768%	11/17/38	807,000	777,221	(a)(d)
Benchmark Mortgage Trust, 2020-IG3 C	3.390%	9/15/48	1,190,000	791,568	(a)(d)
BX Trust, 2018-GWMZ MC (1 mo. USD LIBOR + 5.488%)	10.436%	5/15/37	1,390,000	1,359,759	(a)(d)
BX Trust, 2021-ARIA G (1 mo. USD LIBOR + 3.142%)	8.090%	10/15/36	2,570,000	2,357,754	(a)(d)
CSMC Trust, 2015-2R 7A2	3.998%	8/27/36	6,387,281	4,911,394	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-HQ2 B (1 mo. USD LIBOR + 7.950%)	12.970%	5/25/25	1,530,003	1,555,202	(d)
Federal National Mortgage Association (FNMA) — CAS, 2017-C05 1B1 (1 mo. USD LIBOR + 3.600%)	8.620%	1/25/30	3,880,000	4,097,801	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2018-C01 1B1 (1 mo. USD LIBOR + 3.550%)	8.570%	7/25/30	5,280,000	5,636,571	(a)(d)
GS Mortgage Securities Corp. Trust, 2018-LUAU G (1 mo. USD LIBOR + 4.450%)	9.398%	11/15/32	1,032,000	974,601	(a)(d)
GS Mortgage Securities Corp. Trust, 2018-SRP5 C (1 mo. USD LIBOR + 4.250%)	9.198%	9/15/31	7,537,735	2,295,240	(a)(d)

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2023 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

April 30, 2023

Western Asset Macro Opportunities Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (m) — continued
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. USD LIBOR + 0.540%)	5.560%	11/25/36	1,458,276	$1,097,780	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018-PHMZ M (1 mo. USD LIBOR + 8.508%)	13.456%	6/15/35	10,570,000	106	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2021-NYAH F (1 mo. USD LIBOR + 2.190%)	7.138%	6/15/38	344,000	310,879	(a)(d)
MHC Trust, 2021-MHC2 E (1 mo. USD LIBOR + 1.950%)	6.898%	5/15/38	850,000	807,336	(a)(d)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	96,497	24,786	(d)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	2,903	2,846	(d)
Morgan Stanley Capital I Trust, 2021-L7 XA, IO	1.213%	10/15/54	7,244,337	425,407	(d)
Residential Asset Securitization Trust, 2005-A15 1A4	5.750%	2/25/36	66,754	62,880
Residential Asset Securitization Trust, 2005-A15 2A11, IO (-1.000 x 1 mo. USD LIBOR + 5.550%)	0.530%	2/25/36	1,666,309	216,356	(d)
Sequoia Mortgage Trust, 2004-3 M1 (1 mo. USD LIBOR + 0.750%)	5.703%	5/20/34	189,750	184,141	(d)
SFO Commercial Mortgage Trust, 2021-555 D (1 mo. USD LIBOR + 2.400%)	7.348%	5/15/38	1,000,000	829,218	(a)(d)
Starwood Retail Property Trust, 2014-STAR E (1 mo. USD LIBOR + 4.400%)	9.348%	11/15/27	5,070,000	10,165	(a)(d)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR17 A1C3 (1 mo. USD LIBOR + 0.960%)	5.980%	12/25/45	1,280,754	824,612	(d)
Total Collateralized Mortgage Obligations (Cost — $51,903,970)				29,553,623

See Notes to Financial Statements.

18	Western Asset Macro Opportunities Fund 2023 Semi-Annual Report

Western Asset Macro Opportunities Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Senior Loans — 1.9%
Communication Services — 0.7%
Media — 0.7%
Charter Communications Operating LLC, Term Loan B1	6.732%-6.795%	4/30/25	1,346,444	$1,346,074	(d)(n)(o)
Univision Communications Inc., 2021 Replacement Term Loan (1 mo. USD LIBOR + 3.250%)	8.275%	3/15/26	1,099,012	1,093,517	(d)(n)(o)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	7.448%	1/31/28	360,000	354,712	(d)(n)(o)
Total Communication Services				2,794,303
Consumer Discretionary — 0.4%
Diversified Consumer Services — 0.2%
Prime Security Services Borrower LLC, 2021 Refinancing Term Loan B1 (1 mo. USD LIBOR + 2.750%)	7.608%	9/23/26	841,035	840,639	(d)(n)(o)
Hotels, Restaurants & Leisure — 0.2%
1011778 BC Unlimited Liability Co., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	6.775%	11/19/26	741,709	735,743	(d)(n)(o)
Alterra Mountain Co., 2028 Term Loan B (1 mo. USD LIBOR + 3.500%)	8.525%	8/17/28	279,142	279,024	(d)(n)(o)
Total Hotels, Restaurants & Leisure				1,014,767
Total Consumer Discretionary				1,855,406
Financials — 0.2%
Financial Services — 0.1%
Jane Street Group LLC, Dollar Term Loan (1 mo. USD LIBOR + 2.750%)	7.775%	1/26/28	326,547	325,756	(d)(n)(o)
Insurance — 0.1%
Asurion LLC, Term Loan B11 (1 mo. Term SOFR + 4.350%)	9.332%	8/21/28	548,463	511,717	(d)(n)(o)
Total Financials				837,473

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2023 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

April 30, 2023

Western Asset Macro Opportunities Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Health Care — 0.2%
Health Care Providers & Services — 0.2%
LifePoint Health Inc., First Lien Term Loan B (3 mo. USD LIBOR + 3.750%)	9.023%	11/16/25	671,578		$633,425	(d)(n)(o)
Phoenix Guarantor Inc., Term Loan B1 (1 mo. USD LIBOR + 3.250%)	8.275%	3/5/26	269,545		265,718	(d)(n)(o)
Total Health Care					899,143
Industrials — 0.4%
Building Products — 0.4%
Hunter Douglas Holding BV, Term Loan B1 (3 mo. Term SOFR + 3.500%)	8.373%	2/26/29	1,885,750		1,716,032	(d)(g)(n)(o)
Total Senior Loans (Cost — $8,333,508)					8,102,357

	Expiration Date	Contracts	Notional Amount†
Purchased Options — 1.3%
Exchange-Traded Purchased Options — 1.3%
3-Month SOFR Futures, Call @ $97.375	12/15/23	4,430	11,075,000		1,744,312
Euro-Bund Futures, Call @ 134.000EUR	5/26/23	49	4,900,000	EUR	125,264
Japanese Yen Futures, Call @ $76.000	5/5/23	24	30,000		600
SOFR 1-Year Mid-Curve Futures, Put @ $95.875	12/15/23	166	415,000		67,437
SOFR 1-Year Mid-Curve Futures, Put @ $96.000	12/15/23	380	950,000		180,500
U.S. Treasury 5-Year Notes Futures, Call @ $109.750	5/5/23	213	213,000		99,844
U.S. Treasury 5-Year Notes Futures, Call @ $110.000	5/5/23	143	143,000		51,391
U.S. Treasury 5-Year Notes Futures, Call @ $109.000	5/26/23	1,042	1,042,000		1,188,531
U.S. Treasury 5-Year Notes Futures, Call @ $109.500	5/26/23	146	146,000		125,469
U.S. Treasury 5-Year Notes Futures, Call @ $110.250	5/26/23	584	584,000		314,813
U.S. Treasury 5-Year Notes Futures, Call @ $110.500	5/26/23	369	369,000		170,086

See Notes to Financial Statements.

20	Western Asset Macro Opportunities Fund 2023 Semi-Annual Report

Western Asset Macro Opportunities Fund

(Percentages shown based on Fund net assets)

Security	Expiration Date	Contracts	Notional Amount†	Value
Exchange-Traded Purchased Options — continued
U.S. Treasury 5-Year Notes Futures, Call @ $111.250	5/26/23	293	293,000	$80,117
U.S. Treasury 6 to 7-Year Notes Futures, Call @ $114.750	5/5/23	130	130,000	107,656
U.S. Treasury 6 to 7-Year Notes Futures, Call @ $115.500	5/5/23	50	50,000	22,656
U.S. Treasury 6 to 7-Year Notes Futures, Call @ $115.750	5/5/23	72	72,000	25,875
U.S. Treasury 6 to 7-Year Notes Futures, Put @ $115.500	5/5/23	169	169,000	126,750
U.S. Treasury 10-Year Notes Futures, Call @ $115.250	5/26/23	94	94,000	89,594
U.S. Treasury 10-Year Notes Futures, Call @ $115.500	5/26/23	238	238,000	200,813
U.S. Treasury Long-Term Bonds Futures, Call @ $132.000	5/5/23	26	26,000	20,719
U.S. Treasury Long-Term Bonds Futures, Call @ $130.000	5/26/23	48	48,000	127,500
U.S. Treasury Long-Term Bonds Futures, Call @ $131.000	5/26/23	47	47,000	96,937
U.S. Treasury Long-Term Bonds Futures, Call @ $132.000	5/26/23	47	47,000	73,437
U.S. Treasury Long-Term Bonds Futures, Call @ $132.500	5/26/23	40	40,000	54,375
U.S. Treasury Long-Term Bonds Futures, Call @ $133.000	5/26/23	1	1,000	1,156
U.S. Treasury Long-Term Bonds Futures, Call @ $134.500	5/26/23	98	98,000	70,438
U.S. Treasury Long-Term Bonds Futures, Call @ $135.000	5/26/23	50	50,000	30,469
U.S. Treasury Long-Term Bonds Futures, Put @ $131.500	5/5/23	56	56,000	49,000
Total Exchange-Traded Purchased Options (Cost — $4,735,307)				5,245,739

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2023 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

April 30, 2023

Western Asset Macro Opportunities Fund

(Percentages shown based on Fund net assets)

Security	Counterparty	Expiration Date	Contracts	Notional Amount†	Value
OTC Purchased Options — 0.0%††
U.S. Dollar/Canadian Dollar, Put @ 1.351CAD	Goldman Sachs Group Inc.	6/9/23	5,330,000	5,330,000	$38,205
U.S. Dollar/South African Rand, Put @ 17.900ZAR	Goldman Sachs Group Inc.	6/9/23	5,330,000	5,330,000	44,112
Total OTC Purchased Options (Cost — $103,173)					82,317
Total Purchased Options (Cost — $4,838,480)					5,328,056

		Rate	Maturity Date	Face Amount†
Convertible Bonds & Notes — 0.8%
Communication Services — 0.8%
Media — 0.8%
DISH Network Corp., Senior Notes (Cost — $3,413,626)		2.375%	3/15/24	3,650,000	3,170,937
Municipal Bonds — 0.6%
California — 0.1%
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A		7.000%	10/1/39	360,000	390,075	(a)
Regents of the University of California, CA, Medical Center Pooled Revenue, Taxable Bonds, Series N		3.706%	5/15/2120	205,000	145,339
Total California					535,414
Illinois — 0.3%
State of Illinois, GO		5.100%	6/1/33	1,425,000	1,432,446
Michigan — 0.2%
Detroit, MI, GO, Financial Recovery, Series B-1, Step bond (4.000% to 4/1/34 then 6.000%)		4.000%	4/1/44	820,000	604,998
Total Municipal Bonds (Cost — $2,642,689)					2,572,858

See Notes to Financial Statements.

22	Western Asset Macro Opportunities Fund 2023 Semi-Annual Report

Western Asset Macro Opportunities Fund

(Percentages shown based on Fund net assets)

Security			Shares	Value
Common Stocks — 0.2%
Energy — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
Berry Corp.			40,182	$306,990
Financials — 0.1%
Capital Markets — 0.1%
EG Acquisition Corp., Class A Shares			55,833	570,055	*
Total Common Stocks (Cost — $972,723)				877,045

		Expiration Date	Warrants
Warrants — 0.0%††
Financials — 0.0%††
Capital Markets — 0.0%††
EG Acquisition Corp., Class A Shares (Cost — $67,285)		5/28/28	70,273	13,953	*
Total Investments before Short-Term Investments (Cost — $465,496,717)				377,038,259

	Rate		Shares
Short-Term Investments — 0.1%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $546,046)	4.808%		546,046	546,046	(p)(q)
Total Investments — 90.4% (Cost — $466,042,763)				377,584,305
Other Assets in Excess of Liabilities — 9.6%				40,087,759
Total Net Assets — 100.0%				$417,672,064

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2023 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

April 30, 2023

Western Asset Macro Opportunities Fund

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	The coupon payment on this security is currently in default as of April 30, 2023.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(g)	Security is valued using significant unobservable inputs (Note 1).

(h)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(i)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(j)	All or a portion of this security is held at the broker as collateral for OTC derivatives.

(k)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(l)	Securities traded on a when-issued or delayed delivery basis.

(m)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(n)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(o)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(p)	Rate shown is one-day yield as of the end of the reporting period.

(q)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At April 30, 2023, the total market value of investments in Affiliated Companies was $546,046 and the cost was $546,046 (Note 8).

See Notes to Financial Statements.

24	Western Asset Macro Opportunities Fund 2023 Semi-Annual Report

Western Asset Macro Opportunities Fund

Abbreviation(s) used in this schedule:

AUD	— Australian Dollar

BRL	— Brazilian Real

CAD	— Canadian Dollar

CAS	— Connecticut Avenue Securities

CLO	— Collateralized Loan Obligation

EGP	— Egyptian Pound

EUR	— Euro

GBP	— British Pound

GO	— General Obligation

GTD	— Guaranteed

HUF	— Hungarian Forint

ICE	— Intercontinental Exchange

IDR	— Indonesian Rupiah

IO	— Interest Only

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)

PIK	— Payment-In-Kind

PLN	— Polish Zloty

RUB	— Russian Ruble

SOFR	— Secured Overnight Financing Rate

USD	— United States Dollar

ZAR	— South African Rand

At April 30, 2023, the Fund had the following written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price		Contracts	Notional Amount†		Value
3-Month SOFR Futures, Call	12/15/23	$95.000		99	247,500		$(192,431)
3-Month SOFR Futures, Call	12/15/23	95.750		25	62,500		(29,063)
3-Month SOFR Futures, Call	12/15/23	97.250		1,301	3,252,500		(561,056)
3-Month SOFR Futures, Call	12/15/23	98.125		2,195	5,487,500		(480,156)
3-Month SOFR Futures, Call	12/15/23	98.250		6,665	16,662,500		(1,333,000)
3-Month SOFR Futures, Put	12/15/23	95.500		1,675	4,187,500		(2,104,219)
British Pound Futures, Call	6/9/23	125.000		56	35,000		(60,200)
Euro-Bund Futures, Call	5/26/23	135.000	EUR	391	39,100,000	EUR	(741,050)
Euro-Bund Futures, Call	5/26/23	136.000	EUR	144	14,400,000	EUR	(196,755)
Euro-Bund Futures, Call	5/26/23	138.000	EUR	96	9,600,000	EUR	(64,527)
Euro-Bund Futures, Put	5/26/23	132.500	EUR	49	4,900,000	EUR	(19,977)
Euro-Bund Futures, Put	5/26/23	133.000	EUR	26	2,600,000	EUR	(13,752)
Euro-Bund Futures, Put	5/26/23	133.500	EUR	288	28,800,000	EUR	(193,582)

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2023 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

April 30, 2023

Western Asset Macro Opportunities Fund

Security	Expiration Date	Strike Price		Contracts	Notional Amount†		Value
Euro-Bund Futures, Put	5/26/23	134.500	EUR	94	9,400,000	EUR	$(98,400)
Euro-Bund Futures, Put	5/26/23	136.000	EUR	147	14,700,000	EUR	(272,125)
Japanese Yen Futures, Call	6/9/23	$74.500		24	30,000		(21,300)
SOFR 1-Year Mid-Curve Futures, Call	12/15/23	96.750		50	125,000		(85,313)
SOFR 1-Year Mid-Curve Futures, Call	12/15/23	97.000		1,432	3,580,000		(1,995,850)
SOFR 1-Year Mid-Curve Futures, Put	12/15/23	95.250		332	830,000		(60,175)
SOFR 1-Year Mid-Curve Futures, Put	12/15/23	95.375		760	1,900,000		(161,500)
U.S. Treasury 2-Year Notes Futures, Call	5/26/23	103.250		567	1,134,000		(363,235)
U.S. Treasury 2-Year Notes Futures, Put	5/26/23	103.000		285	570,000		(200,391)
U.S. Treasury 2-Year Notes Futures, Put	5/26/23	103.250		285	570,000		(280,547)
U.S. Treasury 5-Year Notes Futures, Call	5/26/23	109.750		343	343,000		(251,891)
U.S. Treasury 5-Year Notes Futures, Call	5/26/23	110.000		86	86,000		(54,422)
U.S. Treasury 5-Year Notes Futures, Call	5/26/23	110.750		429	429,000		(167,578)
U.S. Treasury 5-Year Notes Futures, Call	5/26/23	111.000		811	811,000		(266,109)
U.S. Treasury 5-Year Notes Futures, Put	5/5/23	110.000		144	144,000		(88,875)
U.S. Treasury 5-Year Notes Futures, Put	5/26/23	108.000		871	871,000		(122,484)
U.S. Treasury 5-Year Notes Futures, Put	5/26/23	109.000		1,462	1,462,000		(582,516)
U.S. Treasury 5-Year Notes Futures, Put	5/26/23	109.250		294	294,000		(147,000)
U.S. Treasury 5-Year Notes Futures, Put	5/26/23	109.500		827	827,000		(510,414)
U.S. Treasury 5-Year Notes Futures, Put	5/26/23	109.750		653	653,000		(484,649)
U.S. Treasury 6 to 7-Year Notes Futures, Call	5/5/23	116.000		142	142,000		(39,938)
U.S. Treasury 10-Year Notes Futures, Call	5/26/23	115.000		344	344,000		(370,875)
U.S. Treasury 10-Year Notes Futures, Call	5/26/23	116.000		88	88,000		(56,375)
U.S. Treasury 10-Year Notes Futures, Call	5/26/23	116.250		189	189,000		(106,312)
U.S. Treasury 10-Year Notes Futures, Call	5/26/23	116.500		386	386,000		(193,000)
U.S. Treasury 10-Year Notes Futures, Call	5/26/23	117.000		627	627,000		(235,125)
U.S. Treasury 10-Year Notes Futures, Call	5/26/23	117.500		147	147,000		(41,344)
U.S. Treasury 10-Year Notes Futures, Put	5/26/23	113.000		435	435,000		(95,156)
U.S. Treasury 10-Year Notes Futures, Put	5/26/23	114.000		440	440,000		(199,375)
U.S. Treasury 10-Year Notes Futures, Put	5/26/23	114.500		705	705,000		(451,641)
U.S. Treasury 10-Year Notes Futures, Put	5/26/23	115.000		197	197,000		(172,375)
U.S. Treasury Long-Term Bonds Futures, Call	5/5/23	131.500		47	47,000		(48,469)

See Notes to Financial Statements.

26	Western Asset Macro Opportunities Fund 2023 Semi-Annual Report

Western Asset Macro Opportunities Fund

Security	Expiration Date	Strike Price	Contracts	Notional Amount†	Value
U.S. Treasury Long-Term Bonds Futures, Call	5/5/23	$132.500	47	47,000	$ (27,906)
U.S. Treasury Long-Term Bonds Futures, Call	5/5/23	133.000	94	94,000	(41,125)
U.S. Treasury Long-Term Bonds Futures, Call	5/26/23	134.000	240	240,000	(202,500)
U.S. Treasury Long-Term Bonds Futures, Call	5/26/23	136.000	108	108,000	(47,250)
U.S. Treasury Long-Term Bonds Futures, Put	5/5/23	131.000	96	96,000	(63,000)
U.S. Treasury Long-Term Bonds Futures, Put	5/26/23	129.000	194	194,000	(133,375)
U.S. Treasury Long-Term Bonds Futures, Put	5/26/23	130.000	145	145,000	(145,000)
U.S. Treasury Long-Term Bonds Futures, Put	5/26/23	132.000	73	73,000	(139,156)
Total Exchange-Traded Written Options (Premiums received — $14,352,881)					$(15,013,839)

OTC Written Options
	Counterparty
U.S. Dollar/Brazilian Real, Call	Morgan Stanley & Co. Inc.	5/15/23	5.307	BRL	4,970,000	4,970,000	$(6,308)
U.S. Dollar/Brazilian Real, Put	Morgan Stanley & Co. Inc.	5/15/23	5.307	BRL	4,970,000	4,970,000	(308,456)
U.S. Dollar/Euro, Call	BNP Paribas SA	5/18/23	$1.063		5,430,000	5,430,000	(2,209)
U.S. Dollar/Euro, Put	BNP Paribas SA	5/18/23	1.063		5,430,000	5,430,000	(207,157)
U.S. Dollar/South African Rand, Call	Goldman Sachs Group Inc.	6/9/23	20.000	ZAR	5,330,000	5,330,000	(11,292)
U.S. Dollar/South Korean Won, Call	Morgan Stanley & Co. Inc.	5/3/23	1,244.000	KRW	5,190,000	5,190,000	(364,524)
Total OTC Written Options (Premiums received — $660,565)							$(899,946)
Total Written Options (Premiums received — $15,013,446)							$(15,913,785)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation(s) used in this schedule:

BRL	— Brazilian Real

EUR	— Euro

KRW	— South Korean Won

SOFR	— Secured Overnight Financing Rate

ZAR	— South African Rand

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2023 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

April 30, 2023

Western Asset Macro Opportunities Fund

At April 30, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month EURIBOR	2,404	12/23	$639,408,683	$638,136,295	$(1,272,388)
3-Month SOFR	387	12/23	91,638,133	92,062,462	424,329
3-Month SOFR	1,013	6/24	242,558,740	243,246,625	687,885
3-Month SOFR	490	9/23	116,611,842	116,270,875	(340,967)
3-Month SOFR	329	3/25	79,667,917	79,774,275	106,358
Australian Dollar	331	6/23	22,228,811	21,940,335	(288,476)
British Pound	260	6/23	19,554,692	20,440,875	886,183
Euro-Bund	763	6/23	113,471,398	113,972,029	500,631
Japanese Yen	793	6/23	74,198,119	73,297,981	(900,138)
Mexican Peso	1,375	6/23	36,594,005	37,846,875	1,252,870
U.S. Treasury 5-Year Notes	2,840	6/23	311,424,851	311,667,819	242,968
U.S. Treasury Long-Term Bonds	2,055	6/23	268,850,020	270,553,594	1,703,574
U.S. Treasury Ultra Long-Term Bonds	1,030	6/23	144,173,518	145,648,438	1,474,920
United Kingdom Long Gilt Bonds	83	6/23	10,545,093	10,583,318	38,225
					4,515,974
Contracts to Sell:
3-Month SOFR	1,952	3/24	468,000,313	466,284,000	1,716,313
3-Month SOFR	180	3/26	43,469,622	43,717,500	(247,878)
Canadian Dollar	151	6/23	10,991,945	11,165,695	(173,750)
Euro	10	6/23	1,382,163	1,381,063	1,100
Japanese 10-Year Bonds	112	6/23	121,673,679	122,156,409	(482,730)
U.S. Treasury 2-Year Notes	3,370	6/23	698,018,452	694,772,889	3,245,563
U.S. Treasury 10-Year Notes	3,545	6/23	408,982,530	408,395,096	587,434
U.S. Treasury Ultra 10-Year Notes	2,420	6/23	283,332,998	293,916,575	(10,583,577)
					(5,937,525)
Net unrealized depreciation on open futures contracts					$(1,421,551)

Abbreviation(s) used in this table:

EURIBOR	— Euro Interbank Offered Rate

SOFR	— Secured Overnight Financing Rate

See Notes to Financial Statements.

28	Western Asset Macro Opportunities Fund 2023 Semi-Annual Report

Western Asset Macro Opportunities Fund

At April 30, 2023, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,522,867	ZAR	47,354,207	Goldman Sachs Group Inc.	6/13/23	$(54,682)
ZAR	47,212,912	USD	2,522,867	Goldman Sachs Group Inc.	6/13/23	46,992
USD	796,414	EUR	724,000	Bank of America N.A.	7/18/23	(4,997)
USD	1,279,217	EUR	1,162,000	Bank of America N.A.	7/18/23	(7,026)
USD	2,157,685	EUR	1,947,000	Bank of America N.A.	7/18/23	2,509
USD	4,412,895	EUR	4,024,000	Bank of America N.A.	7/18/23	(41,356)
USD	9,384,184	TWD	283,092,675	Bank of America N.A.	7/18/23	90,115
CAD	26,624,499	USD	19,798,064	BNP Paribas SA	7/18/23	(115,029)
EUR	12,162,595	USD	13,341,673	BNP Paribas SA	7/18/23	121,363
USD	1,018,046	JPY	134,635,000	Goldman Sachs Group Inc.	7/18/23	17,490
USD	48,352,636	JPY	6,246,628,755	Goldman Sachs Group Inc.	7/18/23	1,930,089
USD	103,897	ZAR	1,873,859	Goldman Sachs Group Inc.	7/18/23	2,230
ZAR	76,191,813	USD	4,118,323	Goldman Sachs Group Inc.	7/18/23	15,489
IDR	18,127,000,000	USD	1,211,617	JPMorgan Chase & Co.	7/18/23	21,694
IDR	76,370,500,000	USD	5,216,564	JPMorgan Chase & Co.	7/18/23	(20,526)
KRW	5,264,840,000	USD	4,029,081	JPMorgan Chase & Co.	7/18/23	(75,855)
USD	4,791,652	CNY	32,753,340	JPMorgan Chase & Co.	7/18/23	28,870
USD	1,970,130	IDR	29,246,572,381	JPMorgan Chase & Co.	7/18/23	(19,726)
USD	4,439,190	IDR	65,961,922,288	JPMorgan Chase & Co.	7/18/23	(48,677)
USD	21,836,652	IDR	327,113,042,987	JPMorgan Chase & Co.	7/18/23	(419,217)
USD	5,202,920	ZAR	96,137,993	JPMorgan Chase & Co.	7/18/23	(13,079)
AUD	15,108,814	USD	10,158,638	Morgan Stanley & Co. Inc.	7/18/23	(126,565)
BRL	18,474,473	USD	3,568,429	Morgan Stanley & Co. Inc.	7/18/23	77,824
INR	189,990,981	USD	2,306,276	Morgan Stanley & Co. Inc.	7/18/23	5,859
INR	1,059,838,629	USD	12,817,011	Morgan Stanley & Co. Inc.	7/18/23	80,914
MYR	11,297,758	USD	2,590,041	Morgan Stanley & Co. Inc.	7/18/23	(43,063)
NOK	6,778,746	USD	660,005	Morgan Stanley & Co. Inc.	7/18/23	(21,428)
NOK	83,323,000	USD	7,974,221	Morgan Stanley & Co. Inc.	7/18/23	(124,962)
USD	4,276,152	AUD	6,365,000	Morgan Stanley & Co. Inc.	7/18/23	49,868
USD	37	CNH	252	Morgan Stanley & Co. Inc.	7/18/23	0 (a)
USD	22,980,041	GBP	18,427,521	Morgan Stanley & Co. Inc.	7/18/23	(215,177)
USD	1,386,471	MXN	25,458,000	Morgan Stanley & Co. Inc.	7/18/23	(6,254)
USD	22,096,162	MXN	408,160,303	Morgan Stanley & Co. Inc.	7/18/23	(232,958)
USD	12,146,269	PLN	52,380,785	Morgan Stanley & Co. Inc.	7/18/23	(381,133)
USD	1,379,034	RUB	99,980,000	Goldman Sachs Group Inc.	9/20/23	184,930
Net unrealized appreciation on open forward foreign currency contracts						$704,526

(a)	Amount represents less than $1.

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2023 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

April 30, 2023

Western Asset Macro Opportunities Fund

Abbreviation(s) used in this table:

AUD	— Australian Dollar

BRL	— Brazilian Real

CAD	— Canadian Dollar

CNH	— Chinese Offshore Yuan

CNY	— Chinese Yuan Renminbi

EUR	— Euro

GBP	— British Pound

IDR	— Indonesian Rupiah

INR	— Indian Rupee

JPY	— Japanese Yen

KRW	— South Korean Won

MXN	— Mexican Peso

MYR	— Malaysian Ringgit

NOK	— Norwegian Krone

PLN	— Polish Zloty

RUB	— Russian Ruble

TWD	— Taiwan Dollar

USD	— United States Dollar

ZAR	— South African Rand

At April 30, 2023, the Fund had the following open swap contracts:

OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount*		Termination Date	Payments Made by the Fund†	Payments Received by the Fund†		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America N.A.	122,898,368	BRL	1/4/27	BRL-CDI**	11.993	%**	$(103,878)	—	$(103,878)
BNP Paribas SA	142,015,300	BRL	1/2/29	BRL-CDI**	12.610	%**	505,118	—	505,118
JPMorgan Chase & Co.	4,588,200	BRL	1/2/29	BRL-CDI**	12.893	%**	23,670	—	23,670
Total							$424,910	—	$424,910

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value		Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
144,900,000	6/4/24	Daily SOFR Compound**	4.600%**		$(173,970)	$3,688		$(177,658)

See Notes to Financial Statements.

30	Western Asset Macro Opportunities Fund 2023 Semi-Annual Report

Western Asset Macro Opportunities Fund

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
538,736,000	3/1/25	Daily SOFR Compound annually	3.550% annually	$287,137	$(28,041)	$315,178
200,460,000	6/21/25	Daily SOFR Compound annually	3.400% annually	494,288	(11,231)	505,519
170,428,000	10/13/25	Daily SOFR Compound**	1.396%**	(2,452,433)	—	(2,452,433)
49,753,000	4/30/29	3.270% annually	Daily SOFR Compound annually	4,919	626,797	(621,878)
28,259,000	6/30/29	3.850% annually	Daily SOFR Compound annually	(919,677)	(14,603)	(905,074)
12,579,000	3/18/32	2.000% annually	Daily SOFR Compound annually	1,141,237	101,962	1,039,275
95,948,000	5/15/32	3.220% annually	Daily SOFR Compound annually	(299,003)	2,390,185	(2,689,188)
228,101,667MXN	10/25/32	28-Day MXN TIIE - Banxico every 28 days	9.260% every 28 days	752,298	—	752,298
165,225,000MXN	3/1/33	28-Day MXN TIIE - Banxico every 28 days	8.450% every 28 days	58,392	—	58,392
63,279,000	2/15/48	2.600% annually	Daily SOFR Compound annually	5,133,582	3,152,470	1,981,112
23,407,000	2/15/48	2.620% annually	Daily SOFR Compound annually	1,818,600	(479,630)	2,298,230
6,113,000	2/15/48	3.050% annually	Daily SOFR Compound annually	23,954	111,622	(87,668)

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2023 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

April 30, 2023

Western Asset Macro Opportunities Fund

	CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	9,268,000	5/15/48	3.150% annually	Daily SOFR Compound annually	$(132,111)	(2,767,325)	$2,635,214
	10,840,000	4/21/52	2.500% annually	Daily SOFR Compound annually	1,026,421	22,058	1,004,363
Total					$6,763,634	$3,107,952	$3,655,682

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at April 30, 2023[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Teva Pharmaceutical Finance Netherlands III BV, 3.150%, due 10/1/26	$3,270,000	6/20/26	2.188%	1.000% quarterly	$(111,791)	$(202,449)	$90,658

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[4]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.40 Index	$96,263,000	6/20/28	1.000% quarterly	$1,082,228	$683,863	$398,365

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[5]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Made by the Fund†	Market Value[4]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.HY.40 Index	$28,272,600	6/20/28	5.000% quarterly	$(400,482)	$11,719	$(412,201)

See Notes to Financial Statements.

32	Western Asset Macro Opportunities Fund 2023 Semi-Annual Report

Western Asset Macro Opportunities Fund

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[5]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Abbreviation(s) used in this table:

BRL	— Brazilian Real

BRL-CDI	— Brazil Cetip InterBank Deposit Rate

MXN	— Mexican Peso

SOFR	— Secured Overnight Financing Rate

TIIE	— Tasa de Intere’s Interbancaria de Equilibrio (Equilibrium Interbanking Interest Rate)

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2023 Semi-Annual Report	33

Statement of assets and liabilities (unaudited)

April 30, 2023

Assets:
Investments in unaffiliated securities, at value (Cost — $465,496,717)	$ 377,038,259
Investments in affiliated securities, at value (Cost — $546,046)	546,046
Foreign currency, at value (Cost — $4,143,970)	4,119,413
Cash	1,047,217
Receivable for securities sold	23,222,872
Deposits with brokers for centrally cleared swap contracts	16,079,511
Foreign currency collateral for open futures contracts and exchange-traded options, at value (Cost — $10,648,190)	11,082,478
Deposits with brokers for open futures contracts and exchange-traded options	10,505,408
Interest receivable	4,939,753
Unrealized appreciation on forward foreign currency contracts	2,676,236
Receivable from brokers — net variation margin on open futures contracts	1,973,697
Receivable for net premiums on written options	846,456
OTC swaps, at value (premiums paid — $0)	528,788
Deposits with brokers for OTC derivatives	425,000
Receivable for Fund shares sold	45,367
Dividends receivable from affiliated investments	40,316
Prepaid expenses	18,503
Total Assets	455,135,320

Liabilities:
Written options, at value (premiums received — $15,013,446)	15,913,785
Payable for securities purchased	15,214,862
Payable to brokers — net variation margin on centrally cleared swap contracts	2,452,499
Unrealized depreciation on forward foreign currency contracts	1,971,710
Payable to broker for option premiums	649,806
Investment management fee payable	399,154
Payable for Fund shares repurchased	132,677
Accrued foreign capital gains tax	112,849
OTC swaps, at value (premiums received — $0)	103,878
Service and/or distribution fees payable	12,194
Directors’ fees payable	2,661
Accrued expenses	497,181
Total Liabilities	37,463,256
Total Net Assets	$ 417,672,064

Net Assets:
Par value (Note 7)	$ 43,306
Paid-in capital in excess of par value	699,925,062
Total distributable earnings (loss)	(282,296,304)
Total Net Assets	$ 417,672,064

See Notes to Financial Statements.

34	Western Asset Macro Opportunities Fund 2023 Semi-Annual Report

Net Assets:
Class A	$21,052,441
Class C	$7,557,657
Class FI	$8,270,921
Class I	$297,928,887
Class IS	$82,862,158

Shares Outstanding:
Class A	2,192,058
Class C	807,322
Class FI	862,562
Class I	30,888,036
Class IS	8,556,353

Net Asset Value:
Class A (and redemption price)	$9.60
Class C*	$9.36
Class FI (and redemption price)	$9.59
Class I (and redemption price)	$9.65
Class IS (and redemption price)	$9.68
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%)	$9.97

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2023 Semi-Annual Report	35

Statement of operations (unaudited)

For the Six Months Ended April 30, 2023

Investment Income:
Interest	$ 16,298,870
Dividends from unaffiliated investments	38,977
Dividends from affiliated investments	337,763
Total Investment Income	16,675,610

Expenses:
Investment management fee (Note 2)	2,904,328
Transfer agent fees (Note 5)	253,136
Service and/or distribution fees (Notes 2 and 5)	82,015
Custody fees	71,416
Registration fees	69,032
Fund accounting fees	39,288
Audit and tax fees	34,531
Legal fees	14,555
Shareholder reports	10,421
Directors’ fees	7,397
Commodity pool reports	5,943
Commitment fees (Note 9)	3,037
Interest expense	3,036
Insurance	2,472
Miscellaneous expenses	8,215
Total Expenses	3,508,822
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(84,811)
Net Expenses	3,424,011
Net Investment Income	13,251,599

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(56,554,334)†
Futures contracts	(39,788,743)
Written options	91,877,989
Swap contracts	(3,296,197)
Forward foreign currency contracts	(16,317,050)
Foreign currency transactions	2,476,224
Net Realized Loss	(21,602,111)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	27,771,377 ‡
Futures contracts	96,918,160
Written options	(21,451,682)
Swap contracts	(16,923,589)
Forward foreign currency contracts	(3,006,699)
Foreign currencies	231,803
Change in Net Unrealized Appreciation (Depreciation)	83,539,370
Net Gain on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	61,937,259
Increase in Net Assets From Operations	$ 75,188,858

†  Net of foreign capital gains tax of $75,199.

‡  Net of change in accrued foreign capital gains tax of $112,295.

See Notes to Financial Statements.

36	Western Asset Macro Opportunities Fund 2023 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended April 30, 2023 (unaudited) and the Year Ended October 31, 2022	2023	2022

Operations:
Net investment income	$ 13,251,599	$ 37,888,963
Net realized loss	(21,602,111)	(162,956,065)
Change in net unrealized appreciation (depreciation)	83,539,370	(247,073,120)
Increase (Decrease) in Net Assets From Operations	75,188,858	(372,140,222)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	—	(44,000,033)
Decrease in Net Assets From Distributions to Shareholders	—	(44,000,033)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	91,121,899	354,921,762
Reinvestment of distributions	—	31,374,939
Cost of shares repurchased	(326,179,303)	(1,102,209,311)
Decrease in Net Assets From Fund Share Transactions	(235,057,404)	(715,912,610)
Decrease in Net Assets	(159,868,546)	(1,132,052,865)

Net Assets:
Beginning of period	577,540,610	1,709,593,475
End of period	$ 417,672,064	$ 577,540,610

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2023 Semi-Annual Report	37

Financial highlights

For a share of each class of capital stock outstanding throughout each year ended October 31, unless otherwise noted:

Class A Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$8.36	$11.69	$11.00	$11.94	$10.36	$11.79

Income (loss) from operations:
Net investment income	0.23	0.31	0.28	0.33	0.46	0.35
Net realized and unrealized gain (loss)	1.01	(3.37)	0.41	(0.11)	1.37	(1.21)
Total income (loss) from operations	1.24	(3.06)	0.69	0.22	1.83	(0.86)

Less distributions from:
Net investment income	—	(0.27)	(0.00)[3]	(0.57)	(0.25)	(0.35)
Net realized gains	—	—	—	(0.59)	—	(0.22)
Total distributions	—	(0.27)	(0.00)[3]	(1.16)	(0.25)	(0.57)

Net asset value, end of period	$9.60	$8.36	$11.69	$11.00	$11.94	$10.36
Total return[4]	14.83%	(26.70)%	6.19%	1.86%	17.98%	(7.75)%

Net assets, end of period (000s)	$21,052	$21,926	$43,398	$46,762	$44,655	$40,797

Ratios to average net assets:

Gross expenses	1.63%[5]	1.59%	1.57%	1.59%	1.57%	1.59%
Net expenses[6]	1.58 [5,7]	1.58 [7]	1.57 [7]	1.59 [7]	1.57	1.59
Net investment income	5.03 [5]	3.17	2.47	3.04	4.13	3.11

Portfolio turnover rate	39%	67%	70%	138%	165%	113%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2023 (unaudited).

[3]	Amount represents less than $0.005 or greater than $(0.005) per share.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective May 21, 2021, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.58%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to May 21, 2021, the expense limitation was 1.65%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 113% for the year ended October 31, 2018.

See Notes to Financial Statements.

38	Western Asset Macro Opportunities Fund 2023 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended October 31, unless otherwise noted:

Class C Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$8.18	$11.44	$10.84	$11.78	$10.20	$11.63

Income (loss) from operations:
Net investment income	0.19	0.24	0.20	0.26	0.38	0.26
Net realized and unrealized gain (loss)	0.99	(3.30)	0.40	(0.13)	1.35	(1.19)
Total income (loss) from operations	1.18	(3.06)	0.60	0.13	1.73	(0.93)

Less distributions from:
Net investment income	—	(0.20)	—	(0.48)	(0.15)	(0.28)
Net realized gains	—	—	—	(0.59)	—	(0.22)
Total distributions	—	(0.20)	—	(1.07)	(0.15)	(0.50)

Net asset value, end of period	$9.36	$8.18	$11.44	$10.84	$11.78	$10.20
Total return[3]	14.30%	(27.24)%	5.54%	1.09%	17.13%	(8.38)%

Net assets, end of period (000s)	$7,558	$9,169	$18,154	$21,515	$28,583	$32,338

Ratios to average net assets:
Gross expenses	2.34%[4]	2.30%	2.27%	2.31%	2.29%	2.29%
Net expenses[5]	2.34 [4,6]	2.30 [6]	2.27 [6]	2.30 [6]	2.29	2.29
Net investment income	4.27 [4]	2.44	1.77	2.37	3.43	2.41

Portfolio turnover rate	39%	67%	70%	138%	165%	113%[7]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2023 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.40%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 113% for the year ended October 31, 2018.

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2023 Semi-Annual Report	39

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended October 31, unless otherwise noted:

Class FI Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$8.35	$11.68	$10.99	$11.94	$10.34	$11.79

Income (loss) from operations:
Net investment income	0.23	0.31	0.28	0.34	0.45	0.32
Net realized and unrealized gain (loss)	1.01	(3.36)	0.41	(0.14)	1.38	(1.19)
Total income (loss) from operations	1.24	(3.05)	0.69	0.20	1.83	(0.87)

Less distributions from:
Net investment income	—	(0.28)	—	(0.56)	(0.23)	(0.36)
Net realized gains	—	—	—	(0.59)	—	(0.22)
Total distributions	—	(0.28)	—	(1.15)	(0.23)	(0.58)

Net asset value, end of period	$9.59	$8.35	$11.68	$10.99	$11.94	$10.34
Total return[3]	14.73%	(26.71)%	6.19%	1.82%	17.93%	(7.80)%

Net assets, end of period (000s)	$8,271	$8,304	$40,542	$37,935	$55,388	$30,425

Ratios to average net assets:
Gross expenses	1.67%[4]	1.61%	1.60%	1.62%	1.61%[5]	1.65%
Net expenses[6]	1.65 [4,7]	1.61 [7]	1.60 [7]	1.62 [7]	1.61 [5]	1.65 [7]
Net investment income	4.98 [4]	3.04	2.44	3.10	4.03	2.88

Portfolio turnover rate	39%	67%	70%	138%	165%	113%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2023 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 113% for the year ended October 31, 2018.

See Notes to Financial Statements.

40	Western Asset Macro Opportunities Fund 2023 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended October 31, unless otherwise noted:

Class I Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$8.39	$11.72	$11.01	$11.95	$10.37	$11.80

Income (loss) from operations:
Net investment income	0.24	0.33	0.32	0.36	0.49	0.38
Net realized and unrealized gain (loss)	1.02	(3.35)	0.40	(0.11)	1.38	(1.20)
Total income (loss) from operations	1.26	(3.02)	0.72	0.25	1.87	(0.82)

Less distributions from:
Net investment income	—	(0.31)	(0.01)	(0.60)	(0.29)	(0.39)
Net realized gains	—	—	—	(0.59)	—	(0.22)
Total distributions	—	(0.31)	(0.01)	(1.19)	(0.29)	(0.61)

Net asset value, end of period	$9.65	$8.39	$11.72	$11.01	$11.95	$10.37
Total return[3]	14.90%	(26.50)%	6.60%	2.13%	18.26%	(7.45)%

Net assets, end of period (millions)	$298	$365	$1,187	$1,225	$1,275	$1,150

Ratios to average net assets:
Gross expenses	1.38%[4]	1.31%	1.30%	1.32%	1.30%	1.30%
Net expenses[5]	1.35 [4,6]	1.31 [6]	1.30 [6]	1.32 [6]	1.30	1.30
Net investment income	5.26 [4]	3.32	2.74	3.34	4.39	3.43

Portfolio turnover rate	39%	67%	70%	138%	165%	113%[7]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2023 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.35%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 113% for the year ended October 31, 2018.

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2023 Semi-Annual Report	41

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended October 31, unless otherwise noted:

Class IS Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$8.42	$11.76	$11.04	$11.98	$10.39	$11.83

Income (loss) from operations:
Net investment income	0.25	0.35	0.32	0.37	0.50	0.39
Net realized and unrealized gain (loss)	1.01	(3.37)	0.41	(0.11)	1.39	(1.22)
Total income (loss) from operations	1.26	(3.02)	0.73	0.26	1.89	(0.83)

Less distributions from:
Net investment income	—	(0.32)	(0.01)	(0.61)	(0.30)	(0.39)
Net realized gains	—	—	—	(0.59)	—	(0.22)
Total distributions	—	(0.32)	(0.01)	(1.20)	(0.30)	(0.61)

Net asset value, end of period	$9.68	$8.42	$11.76	$11.04	$11.98	$10.39
Total return[3]	14.97%	(26.43)%	6.59%	2.30%	18.45%	(7.45)%

Net assets, end of period (000s)	$82,862	$173,628	$420,234	$237,988	$231,003	$165,662

Ratios to average net assets:
Gross expenses	1.27%[4]	1.24%	1.21%	1.22%	1.21%	1.21%
Net expenses[5]	1.25 [4,6]	1.24 [6]	1.21 [6]	1.22 [6]	1.21	1.21
Net investment income	5.34 [4]	3.47	2.81	3.42	4.46	3.49

Portfolio turnover rate	39%	67%	70%	138%	165%	113%[7]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2023 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 1.25%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 113% for the year ended October 31, 2018.

See Notes to Financial Statements.

42	Western Asset Macro Opportunities Fund 2023 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Macro Opportunities Fund (the “Fund”) is a separate non-diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to

Western Asset Macro Opportunities Fund 2023 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

44	Western Asset Macro Opportunities Fund 2023 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$ 26,661,036	$1,714,514	$ 28,375,550
Other Corporate Bonds & Notes	—	104,930,056	—	104,930,056
Sovereign Bonds	—	108,893,984	1,406,302	110,300,286
U.S. Government & Agency Obligations	—	52,134,979	—	52,134,979
Asset-Backed Securities	—	31,678,559	—	31,678,559
Collateralized Mortgage Obligations	—	29,553,623	—	29,553,623
Senior Loans:
Industrials	—	—	1,716,032	1,716,032
Other Senior Loans	—	6,386,325	—	6,386,325
Purchased Options:
Exchange-Traded Purchased Options	$ 5,245,739	—	—	5,245,739
OTC Purchased Options	—	82,317	—	82,317
Convertible Bonds & Notes	—	3,170,937	—	3,170,937
Municipal Bonds	—	2,572,858	—	2,572,858
Common Stocks	877,045	—	—	877,045
Warrants	—	13,953	—	13,953
Total Long-Term Investments	6,122,784	366,078,627	4,836,848	377,038,259
Short-Term Investments†	546,046	—	—	546,046
Total Investments	$ 6,668,830	$366,078,627	$4,836,848	$377,584,305

Western Asset Macro Opportunities Fund 2023 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$12,868,353	—	—	$ 12,868,353
Forward Foreign Currency Contracts††	—	$ 2,676,236	—	2,676,236
OTC Interest Rate Swaps	—	528,788	—	528,788
Centrally Cleared Interest Rate Swaps††	—	10,589,581	—	10,589,581
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	90,658	—	90,658
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	398,365	—	398,365
Total Other Financial Instruments	$12,868,353	$ 14,283,628	—	$ 27,151,981
Total	$19,537,183	$380,362,255	$4,836,848	$404,736,286

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$15,013,839	—	—	$ 15,013,839
OTC Written Options	—	$ 899,946	—	899,946
Futures Contracts††	14,289,904	—	—	14,289,904
Forward Foreign Currency Contracts††	—	1,971,710	—	1,971,710
OTC Interest Rate Swaps	—	103,878	—	103,878
Centrally Cleared Interest Rate Swaps††	—	6,933,899	—	6,933,899
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection††	—	412,201	—	412,201
Total	$29,303,743	$ 10,321,634	—	$ 39,625,377

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

(b) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and

46	Western Asset Macro Opportunities Fund 2023 Semi-Annual Report

Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(c) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at the specified option exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the net asset value of the Fund. The potential for loss related to writing call options is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

Western Asset Macro Opportunities Fund 2023 Semi-Annual Report	47

Notes to financial statements (unaudited) (cont’d)

(e) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(f) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(g) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP

48	Western Asset Macro Opportunities Fund 2023 Semi-Annual Report

becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of April 30, 2023, the total notional value of all credit default swaps to sell protection was $99,533,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended April 30, 2023, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum

Western Asset Macro Opportunities Fund 2023 Semi-Annual Report	49

Notes to financial statements (unaudited) (cont’d)

potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized

50	Western Asset Macro Opportunities Fund 2023 Semi-Annual Report

appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(h) Swaptions. The Fund may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Fund may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.

When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.

When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.

Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.

(i) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

Western Asset Macro Opportunities Fund 2023 Semi-Annual Report	51

Notes to financial statements (unaudited) (cont’d)

(j) Stripped securities. The Fund may invest in “Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of prepayment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(k) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(l) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(m) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from

52	Western Asset Macro Opportunities Fund 2023 Semi-Annual Report

changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(n) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(o) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

Western Asset Macro Opportunities Fund 2023 Semi-Annual Report	53

Notes to financial statements (unaudited) (cont’d)

(p) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be

54	Western Asset Macro Opportunities Fund 2023 Semi-Annual Report

reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of April 30, 2023, the Fund held OTC written options, forward foreign currency contracts and OTC interest rate swaps with credit related contingent features which had a liability position of $2,975,534. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of April 30, 2023, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $905,467 which could be used to reduce the required payment.

At April 30, 2023, the Fund held non-cash collateral from Bank of America N.A., BNP Paribas SA and Goldman Sachs Group Inc. in the amounts of $71,357, $405,731 and $282,829, respectively. These amounts could be used to reduce the Fund’s exposure to the counterparty in the event of default.

(q) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(r) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(s) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(t) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(u) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing

Western Asset Macro Opportunities Fund 2023 Semi-Annual Report	55

Notes to financial statements (unaudited) (cont’d)

requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2022, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon the disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. As of April 30, 2023, there were $112,849 of capital gains tax liabilities accrued on unrealized gains.

(v) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Asset Singapore”), Western Asset Management Company Ltd in Japan (“Western Asset Japan”) and Western Asset Management Company Limited in London (“Western Asset London”) are the Fund’s subadvisers. LMPFA, Western Asset, Western Asset Singapore, Western Asset Japan and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

LMPFA provides administrative and certain oversight services to the Fund. The Fund pays LMPFA an investment management fee, calculated daily and paid monthly, at an annual rate of 1.15% of the Fund’s average daily net assets.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class FI, Class I and Class IS shares did not exceed 1.58%, 2.40%, 1.65%, 1.35% and 1.25%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

56	Western Asset Macro Opportunities Fund 2023 Semi-Annual Report

During the six months ended April 30, 2023, fees waived and/or expenses reimbursed amounted to $84,811, which included an affiliated money market fund waiver of $7,788.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at April 30, 2023, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C	Class FI	Class I	Class IS
Expires October 31, 2023	—	—	—	—	—
Expires October 31, 2024	$1,497	—	—	—	—
Expires October 31, 2025	5,293	$41	$821	$57,213	$13,655
Total fee waivers/expense reimbursements subject to recapture	$6,790	$41	$821	$57,213	$13,655

For the six months ended April 30, 2023, LMPFA did not recapture any fees.

Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 3.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended April 30, 2023, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	$82
CDSCs	—

All officers and one Director of the Corporation are employees of Franklin Resources or its affiliates and do not receive compensation from the Corporation.

Western Asset Macro Opportunities Fund 2023 Semi-Annual Report	57

Notes to financial statements (unaudited) (cont’d)

3. Investments

During the six months ended April 30, 2023, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$43,892,689	$125,609,391
Sales	206,284,089	90,477,670

At April 30, 2023, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$466,042,763	$ 7,269,705	$(95,728,163)	$(88,458,458)
Written options	(15,013,446)	2,467,646	(3,367,985)	(900,339)
Futures contracts	—	12,868,353	(14,289,904)	(1,421,551)
Forward foreign currency contracts	—	2,676,236	(1,971,710)	704,526
Swap contracts	3,601,085	11,607,392	(7,449,978)	4,157,414

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at April 30, 2023.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[2]	$5,245,139	$ 82,917	—	$ 5,328,056
Futures contracts[3]	10,728,200	2,140,153	—	12,868,353
Forward foreign currency contracts	—	2,676,236	—	2,676,236
OTC swap contracts[4]	528,788	—	—	528,788
Centrally cleared swap contracts[5]	10,589,581	—	$489,023	11,078,604
Total	$27,091,708	$4,899,306	$489,023	$32,480,037

58	Western Asset Macro Opportunities Fund 2023 Semi-Annual Report

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Written options	$14,932,339	$ 981,446	—	$15,913,785
Futures contracts[3]	12,927,540	1,362,364	—	14,289,904
Forward foreign currency contracts	—	1,971,710	—	1,971,710
OTC swap contracts[4]	103,878	—	—	103,878
Centrally cleared swap contracts[5]	6,933,899	—	$412,201	7,346,100
Total	$34,897,656	$4,315,520	$412,201	$39,625,377

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

[5]

Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended April 30, 2023. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$(42,115,489)	$(786,213)	$(199,753)	$(43,101,455)
Futures contracts	(42,593,356)	2,804,613	—	(39,788,743)
Written options	83,595,212	8,282,777	—	91,877,989
Swap contracts	(5,697,321)	—	2,401,124	(3,296,197)
Forward foreign currency contracts	—	(16,317,050)	—	(16,317,050)
Total	$(6,810,954)	$(6,015,873)	$2,201,371	$(10,625,456)

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

Western Asset Macro Opportunities Fund 2023 Semi-Annual Report	59

Notes to financial statements (unaudited) (cont’d)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$6,738,184	$ 153,371	$91,789	$6,983,344
Futures contracts	91,652,499	5,265,661	—	96,918,160
Written options	(20,752,277)	(699,405)	—	(21,451,682)
Swap contracts	(16,342,067)	—	(581,522)	(16,923,589)
Forward foreign currency contracts	—	(3,006,699)	—	(3,006,699)
Total	$61,296,339	$ 1,712,928	$(489,733)	$62,519,534

[1]

The change in net unrealized appreciation (depreciation) from purchased options is reported in the Change in Net Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of Operations.

During the six months ended April 30, 2023, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$ 4,123,785
Written options	13,041,293
Futures contracts (to buy)	2,423,295,662
Futures contracts (to sell)	1,660,169,936
Forward foreign currency contracts (to buy)	156,284,810
Forward foreign currency contracts (to sell)	286,132,986

Average Notional Balance
Interest rate swap contracts	$ 1,759,091,308
Credit default swap contracts (buy protection)	21,178,171
Credit default swap contracts (sell protection)	161,125,000

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of April 30, 2023.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
Bank of America N.A.	$92,624	$(157,257)	$(64,633)	$(71,357)	$(135,990)
BNP Paribas SA	626,481	(324,395)	302,086	(405,731)	(103,645)
Goldman Sachs Group Inc.	2,279,537	(65,974)	2,213,563	(282,829)	1,930,734
JPMorgan Chase & Co.	74,234	(597,080)	(522,846)	350,000	(172,846)
Morgan Stanley & Co. Inc.	214,465	(1,830,828)	(1,616,363)	555,467	(1,060,896)
Total	$3,287,341	$(2,975,534)	$311,807	$145,550	$457,357

60	Western Asset Macro Opportunities Fund 2023 Semi-Annual Report

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class FI shares calculated at the annual rate of 0.25%, 1.00% and 0.25% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended April 30, 2023, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$27,050	$13,148
Class C	40,254	3,481
Class FI	14,711	9,108
Class I	—	214,379
Class IS	—	13,020
Total	$82,015	$253,136

For the six months ended April 30, 2023, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$5,626
Class C	165
Class FI	1,042
Class I	62,393
Class IS	15,585
Total	$84,811

Western Asset Macro Opportunities Fund 2023 Semi-Annual Report	61

Notes to financial statements (unaudited) (cont’d)

6. Distributions to shareholders by class

	Six Months Ended April 30, 2023	Year Ended October 31, 2022
Net Investment Income:
Class A	—	$936,400
Class C	—	299,485
Class FI	—	963,711
Class I	—	30,630,157
Class IS	—	11,170,280
Total	—	$44,000,033

7. Capital shares

At April 30, 2023, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Class A
Shares sold	160,288	$1,458,766	927,483	$9,740,604
Shares issued on reinvestment	—	—	63,449	725,224
Shares repurchased	(590,633)	(5,451,343)	(2,081,807)	(21,464,561)
Net decrease	(430,345)	$(3,992,577)	(1,090,875)	$(10,998,733)

Class C
Shares sold	37,552	$328,502	139,320	$1,257,704
Shares issued on reinvestment	—	—	24,362	274,074
Shares repurchased	(350,945)	(3,077,917)	(629,244)	(6,021,893)
Net decrease	(313,393)	$(2,749,415)	(465,562)	$(4,490,115)

Class FI
Shares sold	1,343,924	$13,109,953	673,672	$6,933,526
Shares issued on reinvestment	—	—	84,386	963,690
Shares repurchased	(1,475,687)	(13,224,951)	(3,235,347)	(30,985,281)
Net decrease	(131,763)	$(114,998)	(2,477,289)	$(23,088,065)

Class I
Shares sold	7,156,888	$66,491,709	21,043,460	$210,163,141
Shares issued on reinvestment	—	—	1,848,196	21,143,357
Shares repurchased	(19,728,485)	(183,606,719)	(80,725,985)	(770,697,797)
Net decrease	(12,571,597)	$(117,115,010)	(57,834,329)	$(539,391,299)

Class IS
Shares sold	1,013,252	$9,732,969	13,185,605	$126,826,787
Shares issued on reinvestment	—	—	720,889	8,268,594
Shares repurchased	(13,085,643)	(120,818,373)	(29,001,702)	(273,039,779)
Net decrease	(12,072,391)	$(111,085,404)	(15,095,208)	$(137,944,398)

62	Western Asset Macro Opportunities Fund 2023 Semi-Annual Report

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended April 30, 2023. The following transactions were effected in such company for the six months ended April 30, 2023.

	Affiliate Value at October 31, 2022	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$12,836,917	$312,806,920	312,806,920	$325,097,791	325,097,791

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2023
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$337,763	—	$546,046

9. Redemption facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 2, 2024.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended April 30, 2023.

10. Deferred capital losses

As of October 31, 2022, the Fund had deferred capital losses of $265,564,532, which have no expiration date, that will be available to offset future taxable capital gains.

Western Asset Macro Opportunities Fund 2023 Semi-Annual Report	63

Notes to financial statements (unaudited) (cont’d)

11. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

12. Other matters

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023. All other LIBOR settings, including the one-week and two-month USD LIBOR settings, have ceased publication as of January 1, 2022. In March 2022, the U.S. federal government enacted legislation to establish a process for replacing LIBOR in certain existing contracts that do not already provide for the use of a clearly defined or practicable replacement benchmark rate as described in the legislation. Generally speaking, for contracts that do not contain a fallback provision as described in the legislation, a benchmark replacement recommended by the Federal Reserve Board will effectively automatically replace the USD LIBOR benchmark in the contract after June 30, 2023. The recommended benchmark replacement will be based on the Secured Overnight Financing Rate (SOFR) published by the Federal Reserve Bank of New York, including certain spread adjustments and benchmark replacement conforming changes. There remains uncertainty regarding the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally.

***

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or

64	Western Asset Macro Opportunities Fund 2023 Semi-Annual Report

individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments was impaired. The Fund could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion. At April 30, 2023, the Fund had 0.34% of its net assets invested in securities with significant economic risk or exposure to Russia.

Western Asset Macro Opportunities Fund 2023 Semi-Annual Report	65

Western Asset

Macro Opportunities Fund

Directors

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Western Asset Management Company Ltd

Western Asset Management Company Pte. Ltd.

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Macro Opportunities Fund

The Fund is a separate investment series of Western Asset Funds, Inc.

Western Asset Macro Opportunities Fund

Legg Mason Funds

100 International Drive

Baltimore, MD 21202

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656- 3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders ofWestern AssetMacro Opportunities Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy Is Our Priority

Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.

Information We Collect

When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:

•

Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.

•

Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.

•	Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).

•

Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.

•	Other general information that we may obtain about you such as demographic information.

Disclosure Policy

To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.

We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.

Confidentiality and Security

Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.

At all times, you may view our current privacy notice on our website at franklintempleton.com or contact us for a copy at (800) 632-2301.

*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:

Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans

Franklin Advisers, Inc.

Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan

Franklin Mutual Advisers, LLC

Franklin, Templeton and Mutual Series Funds

Franklin Templeton Institutional, LLC

Franklin Templeton Investments Corp., Canada

Franklin Templeton Investments Management, Limited UK

Franklin Templeton Portfolio Advisors, Inc.

Legg Mason Funds serviced by Franklin Templeton Investor Services, LLC

Templeton Asset Management, Limited

Templeton Global Advisors, Limited

Templeton Investment Counsel, LLC

If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Management Company, LLC

Legg Mason, Inc. Subsidiaries

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

WASX016460 06/23 SR23-4659

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 23, 2023

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	June 23, 2023